BNY Mellon Advantage Funds, Inc. (the "Registrant")

-BNY Mellon Global Real Return Fund (the “Fund”)

Incorporated herein by reference is the supplement to the Fund's current prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on July 31, 2019 (SEC Accession No. 0000914775-19-000100).